January 30, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:     Valerie J. Lithotomos, Esq.

            Division of Investment Management

Re:      Calvert Social Investment Fund

SEC File Nos. 811-03334 and 002-75106

Dear Ms. Lithotomos:

Filed herewith is Post-Effective Amendment (“PEA”) No. 73 to the Registrant’s Registration Statement on Form N-1A under the  Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940. This PEA is being filed pursuant to Rule 485(b) under the Securities Act primarily for the purpose of incorporating updated financial information through the funds’ fiscal year ended September 30, 2012. This PEA meets the requirements for effectiveness set forth in Rule 485(b).

            In addition, this letter serves as a response to SEC staff (the “Staff”) comments communicated by you to me by telephone on January 15, 2013, regarding Post-Effective Amendment No. 72 (“PEA No. 72”) filed on November 27, 2012.  That filing addressed the following:

(1)   Calvert Enhanced Equity Portfolio – to reflect a name change from "Calvert Enhanced Equity Portfolio" to "Calvert Large Cap Core Portfolio"; a new 80% investment policy; and non-material changes to the description of certain investment strategies; and

(2) Calvert Bond Portfolio – to reflect a change to an investment strategy.

This letter addresses Staff comments made in response to PEA No. 72.

Prospectus Comments

            Calvert Bond Portfolio’s 80% investment policy has been tweaked to change “fixed-income securities” to “bonds” to better accord with the Fund name.

Supplemental Representations

1. The Registrant will ensure that the EDGAR Series Identifier for Calvert Enhanced Equity Portfolio is changed to properly reflect the new fund name, “Calvert Large Cap Core Portfolio.”

2. Calvert Bond Portfolio’s use of derivatives is limited to futures contracts on U.S. Treasury securities, employed as a hedging technique to manage the duration of the Fund, as described in the Fund prospectus.

3. Neither Fund has an agreement to recoup any fees that have been waived and/or reimbursed.

Finally, on behalf of the Registrant and as an officer of the Registrant, I acknowledge that:

1.      The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2.      Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

3.      The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President and Assistant Secretary